NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Share Based Compensation	$ 345,000